Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations (Tables) [Line Items]
Schedule of liability in contingent consideration
	2022	2021
Balance as of January 1	$400	$-
Liability arising as result of business combination	-	496
Payment	(400)	(400)
Change in fair value of contingent liability recognized in profit or loss	-	304
Balance as of December 31	$-	$400

ILSB [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair value of the identifiable assets and liabilities
June 9, 2021

Cash and cash equivalents	$810
Accounts receivable	1,031
Property and equipment	37
Right-of-use-assets	416
Intangible assets	2,491
Total assets	4,785
Accounts payable and accrued expenses	(745)
Lease liability	(501)

Total liabilities	(1,246)

Net identifiable assets	3,539
Goodwill arising on acquisition	1,370
Total cost of acquisition	$4,909

Cash paid	$4,327
Equity contribution by shareholder	582
Total cost of acquisition	$4,909

Cash paid	$4,327
Cash and cash equivalents acquired	810
Net cash outflow	$3,517

OFN [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair value of the identifiable assets and liabilities
May 9, 2021
Cash and cash equivalents	$307
Other current assets	18
Intangible assets	1,914

Total Assets	2,239

Accounts payable	(3)

Total Liabilities	(3)

Net identifiable assets	2,236
Goodwill arising on acquisition	1,017
Total cost of acquisition	$3,253

Cash paid	$2,022
Token warrant liability	735
Contingent consideration liability	496
Total cost of acquisition	$3,253

Cash paid	$2,022
Cash and cash equivalents acquired	307
Net cash outflow	$1,715